Financial Instruments by Balance Sheet Grouping (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Taxes and other current assets	$ 296	[1]	$ 357	[1]
Taxes and other noncurrent assets	1,086	[2]	1,042	[2]
Other current liabilities	330	[3]	459	[3]
Other noncurrent liabilities	374	[4]	1,306	[4]
Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Taxes and other current assets	152		349
Other current liabilities	243		355
Foreign Exchange Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Taxes and other current assets	144
Taxes and other noncurrent assets	50		17
Other current liabilities	87		104
Other noncurrent liabilities	341		1,300
Interest rate swaps [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Taxes and other current assets			8
Taxes and other noncurrent assets	1,000		1,000
Other noncurrent liabilities	$ 33		$ 14

[1]	As of December 31, 2012, derivative instruments at fair value include foreign currency forward-exchange contracts ($152 million) and foreign currency swaps ($144 million) and, as of December 31, 2011, include foreign currency forward-exchange contracts ($349 million) and interest rate swaps ($8 million).
[2]	As of December 31, 2012, derivative instruments at fair value include interest rate swaps ($1 billion) and foreign currency swaps ($50 million) and, as of December 31, 2011, include interest rate swaps ($1 billion) and foreign currency swaps ($17 million).
[3]	At December 31, 2012, derivative instruments at fair value include foreign currency forward-exchange contracts ($243 million) and foreign currency swaps ($87 million) and, as of December 31, 2011, include foreign currency forward-exchange contracts ($355 million) and foreign currency swaps ($104 million).
[4]	At December 31, 2012, derivative instruments at fair value include foreign currency swaps ($341 million) and interest rate swaps ($33 million) and, as of December 31, 2011, include foreign currency swaps ($1.3 billion) and interest rate swaps ($14 million).